Lease Commitments	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Lease Commitments
Lease Commitments
Capital Leases
We lease certain equipment under capital leases. The net book value of these assets was approximately $835,000 at December 31, 2017, and is included in furniture, fixtures and equipment in our consolidated balance sheet. Amortization of assets under capital leases is included in depreciation and amortization expense in our consolidated statement of operations.
Operating Leases
We have contractual obligations in the form of operating leases for office space and equipment. Operating lease obligations expire at various dates with the latest maturity in 2027. For the year ended December 31, 2017, we recorded rental expense of $307,000. We did not incur rental expense for the years ended December 31, 2016 and 2015.
As of December 31, 2017, future minimum lease payments on capital and operating leases were as follows (in thousands):

	Capital Leases	Operating Leases
2018	$467	$1,118
2019	387	991
2020	88	729
2021	16	571
2022	—	436
Thereafter	—	1,607
Total minimum lease payments	958	5,452
Imputed interest	(62)	—
Present value of minimum lease payments	$896	$5,452